Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	STRATTON MULTI-CAP FUND, INC.
Central Index Key	0000094825
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

STRATTON MID CAP VALUE FUND
STRATTON MID CAP VALUE FUND SUMMARY SECTION* * Formerly known as the Stratton Multi-Cap Fund.
Investment Objective
The fund seeks long-term growth of capital.
The fund also seeks current income from interest and dividends as a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	STRATTON MID CAP VALUE FUND
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	STRATTON MID CAP VALUE FUND
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Total Fund Operating Expenses	1.21%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STRATTON MID CAP VALUE FUND	123	384	665	1,466

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 63.11% of the average value of its portfolio.
Principal Investment Strategies
The fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment. As of May 31, 2012, the most recent reconstitution date, the capitalization range of the Russell Midcap Index was between $1.4 billion and $17.4 billion. The market capitalization of the companies in the fund's portfolio and the Russell Midcap Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company's market capitalization grows or falls outside these ranges.

The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the advisor focuses on a stock's fundamental valuation relative to its peers. The advisor considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Principal Investment Risks
There are risks involved with any investment, but the risks associated with an investment in this fund include:
  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Investment category risk, or the risk that the fund's concentration in mid cap securities may produce a greater risk of loss than a more diversified mutual fund.
  Mid cap stock risk, or the risk that the fund's investment in mid cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
  Value-style risk, or the risk that the fund's investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
  Manager risk, or the risk that the portfolio manager's strategy may fail to produce the intended results.
An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Investment Results
The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 472-4266.
Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were: Highest: 21.62% December 31, 2003 Lowest: (21.98%) September 30, 2011
Average Annual Total Returns for Periods Ending December 31, 2012
Average Annual Total Returns		1 Year	5 Years	10 Years
STRATTON MID CAP VALUE FUND		15.40%	(2.47%)	7.82%
STRATTON MID CAP VALUE FUND Return After Taxes on Distributions		15.31%	(2.62%)	7.24%
STRATTON MID CAP VALUE FUND Return After Taxes on Distributions and Sale of Fund Shares		10.14%	(2.08%)	6.90%
STRATTON MID CAP VALUE FUND Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	18.51%	3.79%	10.63%
STRATTON MID CAP VALUE FUND Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	17.28%	3.57%	10.65%
STRATTON MID CAP VALUE FUND Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	17.55%	0.83%	7.54%
[1]	Effective May 1, 2013 the benchmark of the fund was changed from the Russell 3000® Value Index to the Russell Midcap Value Index. The fund's broad-based securities market index was changed to provide a more accurate comparison of the fund's performance against the returns of an index of funds with similar investment objectives.

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The Russell Midcap Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell Midcap Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in the index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STRATTON MULTI-CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	May 1, 2013
STRATTON MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATTON MID CAP VALUE FUND SUMMARY SECTION* * Formerly known as the Stratton Multi-Cap Fund.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The fund also seeks current income from interest and dividends as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 63.11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.11%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment. As of May 31, 2012, the most recent reconstitution date, the capitalization range of the Russell Midcap Index was between $1.4 billion and $17.4 billion. The market capitalization of the companies in the fund's portfolio and the Russell Midcap Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company's market capitalization grows or falls outside these ranges.

		The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the advisor focuses on a stock's fundamental valuation relative to its peers. The advisor considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are risks involved with any investment, but the risks associated with an investment in this fund include:
  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Investment category risk, or the risk that the fund's concentration in mid cap securities may produce a greater risk of loss than a more diversified mutual fund.
  Mid cap stock risk, or the risk that the fund's investment in mid cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
  Value-style risk, or the risk that the fund's investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
  Manager risk, or the risk that the portfolio manager's strategy may fail to produce the intended results.
		An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 472-4266.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 472-4266
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strattonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest: 21.62% December 31, 2003 Lowest: (21.98%) September 30, 2011
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ending December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2013 the benchmark of the fund was changed from the Russell 3000® Value Index to the Russell Midcap Value Index. The fund’s broad-based securities market index was changed to provide a more accurate comparison of the fund’s performance against the returns of an index of funds with similar investment objectives.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In cases in the chart above where the average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the fund’s average annual return after taxes on distributions and/or the fund’s return before taxes for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The Russell Midcap Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

		The Russell Midcap Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in the index.
STRATTON MID CAP VALUE FUND | STRATTON MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	rr_ExchangeFeeOverRedemption	1.50%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
2003	rr_AnnualReturn2003	42.19%
2004	rr_AnnualReturn2004	23.53%
2005	rr_AnnualReturn2005	14.49%
2006	rr_AnnualReturn2006	0.77%
2007	rr_AnnualReturn2007	18.76%
2008	rr_AnnualReturn2008	(38.32%)
2009	rr_AnnualReturn2009	24.84%
2010	rr_AnnualReturn2010	12.64%
2011	rr_AnnualReturn2011	(11.84%)
2012	rr_AnnualReturn2012	15.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
10 Years	rr_AverageAnnualReturnYear10	7.82%
STRATTON MID CAP VALUE FUND | Return After Taxes on Distributions | STRATTON MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	(2.62%)
10 Years	rr_AverageAnnualReturnYear10	7.24%
STRATTON MID CAP VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | STRATTON MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	(2.08%)
10 Years	rr_AverageAnnualReturnYear10	6.90%
STRATTON MID CAP VALUE FUND | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.63%	[1]
STRATTON MID CAP VALUE FUND | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.65%	[1]
STRATTON MID CAP VALUE FUND | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.54%	[1]

[1]	Effective May 1, 2013 the benchmark of the fund was changed from the Russell 3000® Value Index to the Russell Midcap Value Index. The fund's broad-based securities market index was changed to provide a more accurate comparison of the fund's performance against the returns of an index of funds with similar investment objectives.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STRATTON MULTI-CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013